iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited)
July 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  12 .5%
Axon Enterprise, Inc.
(a)
...................... 15,932 $ 1,755,547
Boeing Co. (The)
(a)
......................... 129,542 20,637,336
BWX Technologies, Inc. ..................... 21,686 1,229,162
Curtiss-Wright Corp. ........................ 9,031 1,295,407
General Dynamics Corp. ..................... 58,222 13,197,181
HEICO Corp. ............................ 10,600 1,671,726
HEICO Corp. , Class A ....................... 18,639 2,379,828
Howmet Aerospace, Inc. ..................... 88,417 3,282,923
Huntington Ingalls Industries, Inc. ............... 9,277 2,011,625
L3Harris Technologies, Inc. ................... 45,473 10,912,156
Lockheed Martin Corp. ...................... 56,109 23,218,465
Mercury Systems, Inc.
(a) (b)
.................... 13,172 777,280
Northrop Grumman Corp. .................... 34,606 16,572,813
Raytheon Technologies Corp. ................. 351,548 32,767,789
Spirit AeroSystems Holdings, Inc. , Class A ......... 24,515 804,582
Textron, Inc. ............................. 50,666 3,325,716
TransDigm Group, Inc.
(a)
..................... 12,412 7,724,484
Woodward, Inc. ........................... 13,876 1,452,817
145,016,837
a
Air Freight & Logistics  —  4 .8%
CH Robinson Worldwide, Inc.
(b)
................ 29,593 3,275,945
Expeditors International of Washington, Inc. ........ 39,481 4,194,856
FedEx Corp. ............................. 56,746 13,226,925
GXO Logistics, Inc.
(a)
....................... 24,910 1,195,680
United Parcel Service, Inc. , Class B ............. 173,787 33,869,349
55,762,755
a
Building Products  —  4 .3%
A O Smith Corp. .......................... 30,236 1,913,032
Advanced Drainage Systems, Inc.
(b)
............. 14,445 1,713,177
Allegion PLC ............................. 20,668 2,184,607
Armstrong World Industries, Inc. ................ 10,988 981,778
AZEK Co., Inc. (The)
(a) (b)
..................... 27,050 559,394
Builders FirstSource, Inc.
(a)
................... 40,545 2,757,060
Carlisle Companies, Inc. ..................... 12,129 3,591,397
Carrier Global Corp. ........................ 200,281 8,117,389
Fortune Brands Home & Security, Inc. ............ 30,795 2,145,795
Hayward Holdings, Inc.
(a)
..................... 16,705 194,947
Johnson Controls International PLC ............. 164,363 8,860,809
Lennox International, Inc. .................... 7,637 1,829,291
Masco Corp. ............................. 55,586 3,078,353
Owens Corning ........................... 22,854 2,119,480
Trane Technologies PLC ..................... 55,121 8,102,236
Trex Co., Inc.
(a)
........................... 26,940 1,738,169
49,886,914
a
Chemicals  —  2 .8%
Axalta Coating Systems Ltd.
(a)
................. 52,066 1,313,104
DuPont de Nemours, Inc. .................... 120,288 7,365,234
PPG Industries, Inc. ........................ 55,630 7,192,403
RPM International, Inc. ...................... 30,191 2,729,266
Sherwin-Williams Co. (The) ................... 56,523 13,675,175
32,275,182
a
Commercial Services & Supplies  —  1 .0%
Cintas Corp. ............................. 20,683 8,800,410
MSA Safety, Inc. .......................... 8,703 1,116,943
Tetra Tech, Inc. ........................... 12,565 1,925,837
11,843,190
a
Construction & Engineering  —  1 .1%
AECOM ................................ 31,480 2,266,560
MasTec, Inc.
(a)
............................ 14,028 1,107,230
Security Shares Value
a
Construction & Engineering (continued)
MDU Resources Group, Inc. .................. 47,846 $ 1,366,960
Quanta Services, Inc.
(b)
...................... 33,650 4,668,264
Valmont Industries, Inc. ...................... 4,954 1,344,912
WillScot Mobile Mini Holdings Corp.
(a)
............ 51,091 1,972,624
12,726,550
a
Construction Materials  —  1 .0%
Eagle Materials, Inc. ........................ 9,240 1,168,398
Martin Marietta Materials, Inc. ................. 14,705 5,177,336
Vulcan Materials Co. ....................... 31,302 5,175,160
11,520,894
a
Consumer Finance  —  3 .1%
American Express Co. ...................... 142,322 21,920,434
Capital One Financial Corp. ................... 93,508 10,269,984
Synchrony Financial ........................ 117,874 3,946,422
36,136,840
a
Containers & Packaging  —  2 .4%
Amcor PLC .............................. 353,787 4,581,541
AptarGroup, Inc. .......................... 15,468 1,666,832
Ardagh Group SA
(b)
........................ 5,329 71,302
Ardagh Metal Packaging SA .................. 23,031 155,689
Ball Corp. ............................... 74,160 5,444,827
Berry Global Group, Inc.
(a) (b)
................... 30,755 1,773,026
Crown Holdings, Inc. ....................... 27,825 2,829,246
Graphic Packaging Holding Co. ................ 72,124 1,604,759
Packaging Corp. of America .................. 21,793 3,064,314
Sealed Air Corp. .......................... 34,374 2,100,939
Silgan Holdings, Inc. ........................ 19,896 885,372
Sonoco Products Co. ....................... 23,124 1,468,143
Westrock Co. ............................ 59,772 2,531,942
28,177,932
a
Diversified Consumer Services  —  0 .0%
ADT, Inc.
(b)
.............................. 49,285 359,781
a
Electrical Equipment  —  4 .6%
Acuity Brands, Inc.
(b)
........................ 8,178 1,491,667
AMETEK, Inc. ............................ 54,447 6,724,205
Eaton Corp. PLC .......................... 94,350 14,000,597
Emerson Electric Co. ....................... 139,563 12,570,439
Generac Holdings, Inc.
(a)
..................... 14,692 3,941,864
Hubbell, Inc. ............................. 12,683 2,777,831
nVent Electric PLC ......................... 38,983 1,376,490
Regal Rexnord Corp. ....................... 15,878 2,132,415
Rockwell Automation, Inc. .................... 27,483 7,015,860
Sensata Technologies Holding PLC ............. 36,620 1,628,491
53,659,859
a
Electronic Equipment, Instruments & Components  —  2 .1%
Cognex Corp. ............................ 40,977 2,089,008
Keysight Technologies, Inc.
(a)
.................. 42,802 6,959,605
Littelfuse, Inc. ............................ 5,701 1,589,838
Teledyne Technologies, Inc.
(a)
.................. 10,953 4,287,004
Trimble, Inc.
(a)
............................ 58,968 4,094,148
Vontier Corp. ............................. 37,950 979,110
Zebra Technologies Corp. , Class A
(a)
............. 12,378 4,427,487
24,426,200
a
Household Durables  —  0 .3%
Mohawk Industries, Inc.
(a)
.................... 12,406 1,593,923
TopBuild Corp.
(a)
.......................... 7,762 1,643,371
3,237,294
a

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Industrial Conglomerates  —  6 .0%
3M Co. ................................. 134,163 $ 19,217,508
General Electric Co. ........................ 258,885 19,134,191
Honeywell International, Inc. .................. 160,992 30,984,520
69,336,219
a
IT Services  —  27 .7%
Accenture PLC , Class A ..................... 149,797 45,876,829
Affirm Holdings, Inc.
(a)
....................... 41,400 1,111,176
Automatic Data Processing, Inc. ................ 98,714 23,801,920
Block, Inc., Class A
(a) (b)
...................... 122,269 9,299,780
Euronet Worldwide, Inc.
(a)
.................... 11,353 1,115,659
Fidelity National Information Services, Inc. ......... 144,189 14,730,348
Fiserv, Inc.
(a)
............................. 140,646 14,863,469
FleetCor Technologies, Inc.
(a)
.................. 17,798 3,917,162
Genpact Ltd. ............................. 42,571 2,046,814
Global Payments, Inc. ...................... 66,001 8,073,242
Jack Henry & Associates, Inc. ................. 17,119 3,556,815
Mastercard, Inc. , Class A ..................... 203,507 71,998,741
Paychex, Inc. ............................ 76,198 9,774,679
PayPal Holdings, Inc.
(a)
...................... 273,690 23,682,396
Shift4 Payments, Inc. , Class A
(a)
................ 12,490 455,011
Visa, Inc. , Class A
(b)
........................ 389,205 82,554,273
Western Union Co. (The) .................... 90,739 1,544,378
WEX, Inc.
(a)
.............................. 10,603 1,762,325
320,165,017
a
Leisure Products  —  0 .1%
Brunswick Corp. .......................... 18,134 1,452,896
a
Life Sciences Tools & Services  —  1 .1%
Mettler-Toledo International, Inc.
(a)
.............. 5,290 7,140,072
Waters Corp.
(a)
........................... 14,123 5,141,195
12,281,267
a
Machinery  —  13 .0%
AGCO Corp. ............................. 14,690 1,600,035
Allison Transmission Holdings, Inc. .............. 22,797 954,510
Caterpillar, Inc. ........................... 126,086 24,996,549
Crane Holdings Co. ........................ 11,091 1,097,233
Cummins, Inc. ............................ 33,299 7,369,402
Deere & Co. ............................. 66,265 22,740,823
Donaldson Co., Inc. ........................ 29,129 1,584,909
Dover Corp. ............................. 33,938 4,536,832
Esab Corp. .............................. 11,957 492,868
Flowserve Corp. .......................... 30,824 1,043,084
Fortive Corp. ............................. 84,619 5,453,695
Gates Industrial Corp. PLC
(a)
.................. 26,107 321,116
Graco, Inc. .............................. 39,696 2,665,983
IDEX Corp. .............................. 17,914 3,739,547
Illinois Tool Works, Inc. ...................... 73,238 15,215,927
Ingersoll Rand, Inc.
(b)
....................... 96,067 4,784,137
ITT, Inc. ................................ 19,687 1,477,116
Lincoln Electric Holdings, Inc. ................. 13,210 1,868,422
Middleby Corp. (The)
(a)
...................... 12,822 1,855,215
Nordson Corp. ............................ 13,699 3,164,332
Oshkosh Corp. ........................... 15,610 1,344,021
Otis Worldwide Corp. ....................... 99,967 7,814,420
PACCAR, Inc. ............................ 80,612 7,377,610
Parker-Hannifin Corp. ....................... 30,227 8,738,323
Pentair PLC ............................. 38,931 1,903,337
Snap-on, Inc. ............................ 12,432 2,785,390
Stanley Black & Decker, Inc. .................. 35,665 3,471,274
Toro Co. (The) ............................ 24,658 2,120,341
Westinghouse Air Brake Technologies Corp. ........ 42,697 3,990,889
Security Shares Value
a
Machinery (continued)
Xylem, Inc. .............................. 42,251 $ 3,888,360
150,395,700
a
Marine  —  0 .1%
Kirby Corp.
(a)
............................. 14,135 896,724
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ...................... 19,197 1,221,505
a
Professional Services  —  2 .4%
Booz Allen Hamilton Holding Corp. .............. 31,042 2,979,411
Equifax, Inc. ............................. 28,731 6,002,193
FTI Consulting, Inc.
(a)
....................... 7,975 1,304,391
Jacobs Engineering Group, Inc. ................ 30,227 4,150,167
ManpowerGroup, Inc. ....................... 12,362 969,304
Robert Half International, Inc. .................. 25,388 2,009,206
TransUnion .............................. 45,386 3,595,933
Verisk Analytics, Inc. ........................ 36,702 6,982,556
27,993,161
a
Road & Rail  —  7 .0%
CSX Corp. .............................. 513,461 16,600,194
JB Hunt Transport Services, Inc.
(b)
.............. 19,734 3,616,650
Knight-Swift Transportation Holdings, Inc. ......... 37,455 2,058,152
Landstar System, Inc. ....................... 8,690 1,360,680
Norfolk Southern Corp. ...................... 56,212 14,118,768
Old Dominion Freight Line, Inc. ................ 24,067 7,304,575
Ryder System, Inc. ......................... 11,659 913,133
Schneider National, Inc. , Class B ............... 12,735 322,578
Union Pacific Corp. ........................ 148,416 33,734,957
XPO Logistics, Inc.
(a)
....................... 24,137 1,441,945
81,471,632
a
Semiconductors & Semiconductor Equipment  —  0 .1%
MKS Instruments, Inc.
(b)
..................... 13,120 1,550,784
a
Software  —  0 .7%
Bill.com Holdings, Inc.
(a) (b)
.................... 23,013 3,108,596
Fair Isaac Corp.
(a)
.......................... 5,946 2,747,230
Paylocity Holding Corp.
(a)
.................... 9,371 1,929,770
7,785,596
a
Trading Companies & Distributors  —  1 .5%
Air Lease Corp., Class A ..................... 24,501 909,232
Core & Main, Inc. , Class A
(a)
................... 14,206 342,933
MSC Industrial Direct Co., Inc. , Class A ........... 10,895 900,581
United Rentals, Inc.
(a)
....................... 16,856 5,438,925
Watsco, Inc. ............................. 7,767 2,127,770
WESCO International, Inc.
(a)
.................. 10,508 1,343,343
WW Grainger, Inc. ......................... 10,752 5,844,034
16,906,818
a
Total Common Stocks — 99.8%
(Cost: $ 1,202,597,368 ) ............................... 1,156,487,547
Total Long-Term Investments — 99.8%
(Cost: $ 1,202,597,368 ) ............................... 1,156,487,547

iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2022
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock
Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  5 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
1.96%
(c) (d) (e)
............................ 61,049,255 $ 61,049,255
BlackRock Cash Funds: Treasury, SL Agency Shares ,
1.84%
(c) (d)
............................. 1,508,360 1,508,360
a
Total Short-Term Securities — 5.4%
(Cost: $ 62,546,770 ) ................................. 62,557,615
Total Investments — 105.2%
(Cost: $ 1,265,144,138 ) ............................... 1,219,045,162
Liabilities in Excess of Other Assets — ( 5 .2 ) % ............... (60,459,482)
Net Assets — 100.0% ................................. $ 1,158,585,680
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 17,893,851  $ 43,149,443
(a)
$ —  $ (789) $ 6,750  $ 61,049,255  61,049,255  $ 11,811
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,472,000  —  (963,640)
(a)
—  —  1,508,360  1,508,360  3,502  —
$ (789) $ 6,750
$ 62,557,615
$ 15,313  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Index .................................................................. 18 09/16/22 $ 1,735 $ 76,708
E-Mini Technology Select Sector Index ....................................................... 2 09/16/22 291 25,065
$ 101,773

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
U.S. Industrials ETF
4
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,156,416,245  $ 71,302  $ —  $ 1,156,487,547
Short-Term Securities
Money Market Funds ...................................... 62,557,615  —  —  62,557,615
$ 1,218,973,860  $ 71,302  $ —  $ 1,219,045,162
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 101,773  $ —  $ —  $ 101,773
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.